Supplemental Financial Statement Information (Schedule Of Balance Sheets) (Details) - USD ($) $ in Millions	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Cash and cash equivalents	$ 606	$ 847	$ 590	$ 372
Accounts receivable from related companies	119	35
Other current assets	572	287
Total current assets	5,410	6,139
Property, Plant and Equipment, Net	48,683	40,292
Advances to and investments in unconsolidated affiliates	3,462	3,659	4,014
Intangible assets, net	5,431	5,582
Goodwill	7,473	7,865	5,894
OTHER NON-CURRENT ASSETS, net	730	732
Total assets	71,189	64,279	50,330
Accounts payable to related companies	28	19
Interest payable	519	440
Accrued and other current liabilities	2,302	2,102
Total current liabilities	4,910	6,683
Long-term debt, less current maturities	36,837	29,477
Other non-current liabilities	1,069	1,193
COMMITMENTS AND CONTINGENCIES
General Partner	(2)	(1)
Limited Partners – Common Unitholders (1,044,767,336 and 1,077,533,798 units authorized, issued and outstanding at December 31, 2015 and 2014, respectively)	(952)	648
Class D Units (2,156,000 and 3,080,000 units authorized, issued and outstanding as of December 31, 2015 and 2014, respectively)	22	22
Accumulated other comprehensive loss	0	(5)
Total partners’ capital	(932)	664
Total liabilities and equity	71,189	64,279
Parent Company [Member]
Cash and cash equivalents	1	2	$ 8		$ 9
Accounts receivable from related companies	34	14
Other current assets	0	1
Total current assets	35	17
Property, Plant and Equipment, Net	20	0
Advances to and investments in unconsolidated affiliates	5,764	5,390
Intangible assets, net	6	10
Goodwill	9	9
OTHER NON-CURRENT ASSETS, net	10	12
Total assets	5,844	5,438
Accounts payable to related companies	111	11
Interest payable	66	58
Accrued and other current liabilities	1	3
Total current liabilities	178	72
Long-term debt, less current maturities	6,332	4,646
NOTE PAYABLE TO AFFILIATE	265	54
Other non-current liabilities	1	2
COMMITMENTS AND CONTINGENCIES
General Partner	(2)	(1)
Limited Partners – Common Unitholders (1,044,767,336 and 1,077,533,798 units authorized, issued and outstanding at December 31, 2015 and 2014, respectively)	(952)	648
Class D Units (2,156,000 and 3,080,000 units authorized, issued and outstanding as of December 31, 2015 and 2014, respectively)	22	22
Accumulated other comprehensive loss	0	(5)
Total partners’ capital	(932)	664
Total liabilities and equity	$ 5,844	$ 5,438